WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.3%
Alabama - 6.2%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$450,000	$532,295	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,020,000	11,338,949
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,937,444
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	4,880,000	5,577,032
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	9,501,892

Total Alabama				28,887,612

Alaska - 0.7%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	708,803	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	1,200,000	1,413,858
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	1,000,000	1,103,215

Total Alaska				3,225,876

Arizona - 3.7%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	837,245	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,503,242	(b)
Maricopa County, AZ, IDA Revenue, Legacy
Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,713,911	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	948,026	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,699,085	(b)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,320,595	(b)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,529,025	(b)

Total Arizona				17,551,129

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 11.3%
California Public Finance Authority, CA, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	$500,000	$566,872
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	848,030
California State Community Housing Agency, Essential Housing Revenue:
Fountains at Emerald Park, Series A	3.000%	8/1/56	500,000	466,642
Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,570,837	(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,194,249	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,250,000	1,480,372	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,810,899	(a)(b)
California State Public Finance Authority Revenue, ENSO Village Project, Green Bond, Series B-3	2.125%	11/15/27	500,000	503,359	(b)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	655,951
KIPP LA Project, Series A	5.125%	7/1/44	750,000	815,733
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,960,000	3,081,935	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,316,334	(b)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	2,000,000	2,051,531
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,322,555
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/50	2,250,000	2,563,536
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	21,008,545

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	$2,740,000	$2,869,221
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	700,000	853,043

Total California				52,979,644

Colorado - 4.5%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	1,000,000	1,066,963
Clear Creek Station Metropolitan District #2, CO, GO, Subordinated, Series B	7.375%	12/15/47	500,000	518,321
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	750,000	784,286
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,306,595
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	1,250,000	1,388,668
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	562,411
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	2,905,000	2,972,185
Leyden Rock, CO, Metropolitan District #10, GO, Senior Refunding and Improvement, Series A	5.000%	12/1/45	1,250,000	1,292,332
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	528,015
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,042,871
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	6,763,453
Solaris, CO, Metropolitan District #3, GO, Series A, Refunding	5.000%	12/1/36	850,000	877,560
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	558,623
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,333,244

Total Colorado				20,995,527

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.3%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	$1,000,000	$1,217,811

District of Columbia - 0.8%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,238,784	(c)
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,313,841	(c)

Total District of Columbia				3,552,625

Florida - 3.6%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	4,232,242	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,681,674	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,158,451	(b)
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,147,978	(b)
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,347,981	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,101,902	(b)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,411,025	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	858,537
Sinai Residences Boca Raton Project, Series A	7.500%	6/1/49	1,600,000	1,677,990
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	1,073,715
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(d)

Total Florida				16,691,499

Georgia - 0.7%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	500,000	614,262

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	$1,200,000	$1,429,974
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,489,623

Total Georgia				3,533,859

Illinois - 13.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,182,185
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	2,500,000	3,059,794
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	118,296
Dedicated, Series H	5.000%	12/1/46	750,000	873,261
Series D	5.000%	12/1/46	750,000	888,819
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	2,000,000	2,238,343
Series 2005D, Refunding	5.500%	1/1/37	3,500,000	3,917,101
Series A, Refunding	5.000%	1/1/28	1,500,000	1,816,028
Series A, Refunding	6.000%	1/1/38	1,250,000	1,518,176
Series C, Refunding	5.000%	1/1/25	1,000,000	1,130,005
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,050,000	1,127,076
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,170,136	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,170,998	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,673,409
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	336,189
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,831	(a)
Illinois State Finance Authority Revenue, Franciscan Communities Inc, Series A, Unrefunded	5.125%	5/15/43	2,360,000	2,449,864
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	927,870

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO:
Series 2016	5.000%	1/1/41	$5,020,000	$5,773,684
Series A	5.000%	3/1/37	1,500,000	1,841,014
Series A	5.000%	3/1/46	1,000,000	1,198,899
Series A, Refunding	5.000%	10/1/29	2,900,000	3,530,171
Series A, Refunding	5.000%	10/1/30	1,475,000	1,782,362
Series B, Refunding	5.000%	9/1/27	1,600,000	1,913,465
Series D	5.000%	11/1/27	500,000	599,820
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,329,113
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	2,251,290	(e)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	2,750,000	3,037,010
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	886,386
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,954,655
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,506,112

Total Illinois				63,455,362

Indiana - 0.7%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,430,729
Marion General Hospital, Series A	4.000%	7/1/45	500,000	569,508
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,119,152	(a)

Total Indiana				3,119,389

Iowa - 0.3%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	200,000	202,757

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - (continued)
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	$500,000	$555,879
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	750,000	830,474

Total Iowa				1,589,110

Kentucky - 0.5%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,264,759	(f)(g)

Louisiana - 1.0%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,154,649
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,118,801
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	556,315
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	750,000	781,137	(f)(g)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,000,000	1,049,413	(f)(g)

Total Louisiana				4,660,315

Maryland - 0.9%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	1,123,105
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	356,444	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,180,682	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	573,326
Frederick Health System, Refunding	4.000%	7/1/50	725,000	824,270

Total Maryland				4,057,827

Massachusetts - 0.9%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,216,851
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	1,000,000	1,211,979
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	596,594
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,393,865

Total Massachusetts				4,419,289

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 1.4%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$750,000	$829,738
Detroit, MI, GO, Financial Recovery, Series B1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	3,150,000	3,012,881	(g)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,401,432
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	250,000	277,076
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	250,000	292,295
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	1,010,454	(a)

Total Michigan				6,823,876

Minnesota - 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/49	3,500,000	4,198,354	(a)

Missouri - 1.2%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,450,000	2,609,538
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,196,643

Total Missouri				5,806,181

Nebraska - 1.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	4,535,431

Nevada - 0.8%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,430,568	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,198,479	(b)

Total Nevada				3,629,047

New Jersey - 9.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	1,355,000	1,441,232	(a)

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	$1,000,000	$1,132,149
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,059,377
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	17,500,000	17,726,023	(g)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	464,667	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	358,984
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	2,917,526	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	1,984,335
Transportation Program, Series AA	5.250%	6/15/43	500,000	608,256
Transportation Program, Series AA	4.000%	6/15/45	2,500,000	2,823,677
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	4,399,510
Transportation System, Series A, Refunding	5.000%	12/15/27	175,000	214,870
Transportation System, Series A, Refunding	5.000%	12/15/28	2,325,000	2,906,936
Transportation System, Series D	5.000%	6/15/32	4,625,000	5,216,625
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	500,000	592,607

Total New Jersey				44,846,774

New Mexico - 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	835,206
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	600,000	600,399
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	600,539

Total New Mexico				2,036,144

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 4.8%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	$2,250,000	$2,753,031
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	250,000	282,662
Green Bonds, Series D-1	5.000%	11/15/43	500,000	605,775
Green Bonds, Series D-3	4.000%	11/15/49	500,000	554,227
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,272,168
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	557,307
Series A-2	5.000%	5/15/30	1,000,000	1,264,469	(f)(g)
Series B, Refunding	5.000%	11/15/37	500,000	580,852
New York City, NY, GO, Series F-1	4.000%	3/1/47	2,000,000	2,306,181
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	840,741
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	1,750,000	1,985,393
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	2,295,713	(a)
John F. Kennedy Terminal 4 International Airport Project, Series C, Refunding	4.000%	12/1/42	1,300,000	1,452,336
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,219,962	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	200,000	221,680	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,113,636	(a)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	2,000,000	2,256,318	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	1,164,942

Total New York				22,727,393

North Carolina - 0.4%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,798,119

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 2.6%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$1,300,000	$1,459,812
Indian Creek, OH, Local School District, GO, Series A, State Credit Program	5.000%	11/1/55	2,335,000	2,749,929
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	1,083,983	(a)(f)(g)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,832,591	(a)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	5,000,000	5,016,955

Total Ohio				12,143,270

Oklahoma - 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	572,776
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,135,896

Total Oklahoma				1,708,672

Oregon - 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,363,018
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	623,192

Total Oregon				1,986,210

Pennsylvania - 2.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,159,970
Armstrong, PA, School District, GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/41	2,000,000	2,317,257
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	667,414
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,995,609
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/50	2,000,000	2,520,291

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	$1,200,000	$1,372,631
Discovery Charter School Project	6.250%	4/1/42	635,000	644,322
Lease Revenue, Refunding	5.000%	10/1/30	750,000	959,611

Total Pennsylvania				11,637,105

Puerto Rico - 3.2%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	1,250,000	1,114,063	*(d)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,350,000	1,323,000	*(d)
Series A	5.050%	7/1/42	215,000	210,700	*(d)
Series XX	5.250%	7/1/40	2,130,000	2,095,388	*(d)
Series ZZ, Refunding	5.250%	7/1/18	350,000	339,500	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	687,807
CAB, Restructured, Series A-1	0.000%	7/1/46	590,000	192,339
CAB, Restructured, Series A-1	0.000%	7/1/51	3,850,000	911,569
Restructured, Series A-1	4.550%	7/1/40	130,000	144,741
Restructured, Series A-1	5.000%	7/1/58	6,420,000	7,263,894
Restructured, Series A-2	4.329%	7/1/40	720,000	791,980

Total Puerto Rico				15,074,981

Rhode Island - 0.0%††
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(d)

Tennessee - 0.5%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	750,000	914,019
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,395,612	(f)(g)

Total Tennessee				2,309,631

Texas - 10.6%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,901,152
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	1,250,000	1,523,709	(a)

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Central Texas Regional Mobility Authority
Revenue:
CAB	0.000%	1/1/36	$2,800,000	$1,979,310
CAB	0.000%	1/1/38	2,000,000	1,323,835
CAB	0.000%	1/1/40	2,200,000	1,364,596
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,031,149	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,535,849	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,027,547	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	1,000,000	1,058,642	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	8,233,981	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	1,250,000	1,446,449	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	130,255	(a)
Series 2017	5.000%	11/1/36	110,000	130,192	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Project	4.000%	11/1/49	1,200,000	1,340,007
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	500,000	472,878
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	650,000	607,172
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	650,000	494,538
Sanctuary LTC Project, Series A	5.500%	1/1/57	1,200,000	1,165,399
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	545,396
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	939,660
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	250,000	237,631	(a)(b)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	$1,000,000	$1,182,883
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,398,992
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	4,940,000	5,714,820
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	500,000	580,604
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,666,113	(a)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	345,000	315,613
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	218,200	*(b)(d)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	52,500	*(d)

Total Texas				49,619,072

U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	1,900,000	1,915,477
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,511,453

Total U.S. Virgin Islands				6,426,930

Utah - 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	420,210
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	743,135
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	847,987

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	$500,000	$569,542
Series A	5.375%	10/15/40	1,150,000	1,369,151

Total Utah				3,950,025

Virginia - 0.4%
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	1,000,000	1,135,800
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	607,541

Total Virginia				1,743,341

Washington - 0.5%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,170,434	(f)(g)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,000,000	1,243,422

Total Washington				2,413,856

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	943,625	(f)(g)

Wisconsin - 1.6%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	300,000	357,832
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,334,843	(b)
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	776,711
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,907,852
Wisconsin HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	200,000	231,681

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	$1,000,000	$1,154,112
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	583,223

Total Wisconsin				7,346,254

TOTAL MUNICIPAL BONDS (Cost - $406,303,323)				446,082,324

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(i) - 1.2%
New York - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $5,571,710)	4.000%	3/15/41	4,755,000	5,492,585

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $411,875,033)				451,574,909

SHORT-TERM INVESTMENTS - 3.6%
MUNICIPAL BONDS - 3.6%
California - 0.5%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.020%	11/1/35	2,000,000	2,000,000	(j)(k)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.070%	5/1/30	100,000	100,000	(a)(j)(k)

Total California				2,100,000

Delaware - 0.0%††
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	0.030%	11/1/35	100,000	100,000	(j)(k)

Florida - 0.5%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.060%	5/1/24	2,100,000	2,100,000	(a)(j)(k)

Massachusetts - 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	0.030%	10/1/42	100,000	100,000	(j)(k)

Mississippi - 0.5%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series G	0.030%	11/1/35	400,000	400,000	(j)(k)
Chevron USA Inc. Project, Series G	0.030%	11/1/35	100,000	100,000	(j)(k)

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - (continued)
Chevron USA Inc. Project, Series H	0.030%	11/1/35	$1,900,000	$1,900,000	(j)(k)
Chevron USA Inc. Project, Series I	0.030%	11/1/35	100,000	100,000	(j)(k)

Total Mississippi				2,500,000

New Jersey - 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Series D, LOC - TD Bank N.A.	0.020%	7/1/43	100,000	100,000	(j)(k)

New York - 1.5%
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.030%	3/1/48	3,300,000	3,300,000	(j)(k)
Subseries I-4, LOC - TD Bank N.A.	0.030%	4/1/36	300,000	300,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.020%	6/15/33	100,000	100,000	(j)(k)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	0.030%	11/1/29	100,000	100,000	(j)(k)
New York State Dormitory Authority Revenue, City University, Series D, Refunding, LOC - TD Bank N.A.	0.050%	7/1/31	1,600,000	1,600,000	(j)(k)
New York State HFA Revenue:
42nd & 10th Housing, Series A, LIQ - FHLMC	0.090%	11/1/41	1,100,000	1,100,000	(a)(j)(k)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.060%	11/1/34	600,000	600,000	(a)(j)(k)

Total New York				7,100,000

Texas - 0.4%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	0.050%	6/1/25	200,000	200,000	(a)(j)(k)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series B, Refunding	0.050%	11/1/29	800,000	800,000	(a)(j)(k)
ExxonMobil Corp., Subseries B-2, Refunding	0.050%	12/1/39	600,000	600,000	(a)(j)(k)
Lower Neches Valley, TX, IDA Revenue, Industrial Development Corp. Project, Refunding	0.040%	5/1/46	300,000	300,000	(j)(k)

Total Texas				1,900,000

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	17

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.2%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.020%	5/15/58	$1,000,000	$1,000,000	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $17,000,000)				17,000,000

TOTAL INVESTMENTS - 100.1% (Cost - $428,875,033)				468,574,909
TOB Floating Rate Notes - (0.8)%				(3,565,000)
Other Assets in Excess of Other Liabilities - 0.7%				3,014,688

TOTAL NET ASSETS - 100.0%				$468,024,597

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	The coupon payment on this security is currently in default as of October 31, 2021.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Maturity date shown represents the mandatory tender date.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	The maturity principal is currently in default as of October 31, 2021.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

18	Western Asset Municipal High Income Fund 2021 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

20

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

21

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$446,082,324	—	$446,082,324
Municipal Bonds Deposited in Tender Option Bond Trust	—	5,492,585	—	5,492,585

Total Long-Term Investments	—	451,574,909	—	451,574,909

Short-Term Investments†	—	17,000,000	—	17,000,000

Total Investments	—	$468,574,909	—	$468,574,909

†	See Schedule of Investments for additional detailed categorizations.

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